Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of compensation for key management

Key management includes the Company’s Directors, Chief Executive Officer, Chief Financial Officer, Chief Scientific Officer and Chief Medical Officer. Compensation awarded to key management is summarized as follows:

	December 31,
	2023	2022	2021
	$	$	$
Salaries and short-term benefits	2,025	1,848	1,646
Consultant’s fees	-	17	163
Post-retirement benefits	37	63	70
Stock-based compensation	284	460	295
	2,346	2,388	2,174